Expense Example {- Fidelity SAI International Momentum Index Fund} - 10.31 Fidelity SAI Emerging Markets and International Index Funds COMBO PRO-02 - Fidelity SAI International Momentum Index Fund - Fidelity SAI International Momentum Index Fund-Default
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 20
3 years	$ 68